UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02556

Name of Fund: Ready Assets Government Liquidity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets Government Liquidity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	Ready Assets Government Liquidity Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 45.9%
Fannie Mae, 0.88%, 05/21/18 - 10/12/18	$22,901	$22,831,365
Federal Farm Credit Bank Variable Rate Notes(a):
(1 mo. LIBOR US + 0.18%), 1.74%, 4/04/18	20,000	19,999,658
(1 mo. LIBOR US + 0.20%), 1.76%, 6/18/18	11,085	11,085,436
Federal Farm Credit Discount Notes, 1.54%, 08/10/18(b)	1,405	1,393,729
Federal Home Loan Bank, 0.88%, 03/19/18	35,535	35,522,333
Federal Home Loan Bank Discount Notes(b):
1.20%, 2/02/18	20,000	19,999,333
1.22%, 2/07/18	15,000	14,996,963
1.14%, 2/14/18	22,700	22,690,704
1.30%, 2/15/18	13,840	13,833,003
1.09%, 2/16/18	16,780	16,772,449
1.32%, 2/21/18	14,700	14,689,212
1.13%, 02/23/18 - 03/02/18	35,075	35,047,504
1.24%, 02/28/18	52,145	52,096,481
1.31%, 3/07/18	16,700	16,679,433
1.33%, 3/09/18	18,970	18,944,865
1.18%, 3/21/18	15,465	15,440,772
1.26%, 03/23/18	32,850	32,792,624
1.34%, 3/27/18	13,060	13,033,749
1.36%, 4/03/18	21,260	21,211,008
1.42%, 4/06/18	12,020	11,989,870
1.43%, 4/11/18	3,800	3,789,621
1.47%, 5/01/18	12,975	12,928,167
1.64%, 08/01/18	20,875	20,703,924
Federal Home Loan Bank Variable Rate Notes:
(3 mo. LIBOR US - 0.33%), 1.23%, 3/13/18(a)	19,400	19,400,000
(1 mo. LIBOR US - 0.14%), 1.42%, 04/13/18 - 06/05/18(a)	54,840	54,840,000
(1 mo. LIBOR US - 0.15%), 1.41%, 4/17/18(a)	17,480	17,480,000
(3 mo. LIBOR US - 0.35%), 1.05%, 5/09/18(a)	10,000	10,000,000
(3 mo. LIBOR US - 0.16%), 1.32%, 5/30/18(a)	15,905	15,905,000
(1 mo. LIBOR US - 0.04%), 1.51%, 07/09/18(a)	20,200	20,200,000
1.42%, 8/22/18(c)	2,920	2,920,021
(1 mo. LIBOR US - 0.12%), 1.45%, 10/03/18(a)	13,500	13,500,000

Security	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (continued):
(1 mo. LIBOR US - 0.10%), 1.47%, 11/01/18 - 11/02/18(a)	$46,500	$46,500,000
(1 mo. LIBOR US - 0.09%), 1.47%, 11/08/18 - 01/25/19(a)	36,690	36,690,000
1.43%, 11/16/18(c)	21,000	21,000,000
1.48%, 2/11/19(c)	3,990	3,991,447
(3 mo. LIBOR US - 0.16%), 1.39%, 6/12/19(a)	5,460	5,458,069
(3 mo. LIBOR US - 0.16%), 1.47%, 06/20/19(a)	22,105	22,105,000
1.47%, 12/19/19(c)	6,980	6,980,000
Freddie Mac Discount Notes, 1.10%, 02/16/18(b)	4,000	3,998,183
Freddie Mac Variable Rate Notes (3 mo. LIBOR US + 0.02%), 1.54%, 03/08/18(a)	16,000	16,000,000

Total U.S. Government Sponsored Agency Obligations — 45.9% (Cost — $765,439,923)		765,439,923

U.S. Treasury Obligations — 23.1%
U.S. Treasury Bills(b):
1.20%, 03/22/18	10,325	10,308,417
1.27%, 03/29/18	100,660	100,464,427
1.30%, 04/05/18	67,985	67,832,755
1.29%, 05/03/18	20,000	19,936,300
1.47%, 05/31/18	4,375	4,354,247
1.48%, 06/07/18	26,755	26,619,218
1.49%, 06/14/18	3,920	3,898,928
1.52%, 06/21/18	1,240	1,232,839
1.56%, 06/28/18	49,710	49,399,437
1.61%, 07/12/18	16,000	15,887,300
1.64%, 07/19/18	17,540	17,409,035
1.66%, 08/02/18	33,000	32,728,896
U.S. Treasury Notes:
1.00%, 02/15/18	12,475	12,475,354
0.75%, 02/28/18	8,480	8,477,746
0.75%, 03/31/18	3,475	3,471,230
1.38%, 07/31/18	7,860	7,857,731
0.88%, 10/15/18	2,875	2,858,654

Total U.S. Treasury Obligations — 23.1% (Cost — $385,212,514)		385,212,514

Total Repurchase Agreements — 33.2%		554,075,000

Total Investments — 102.2% (Cost — $1,704,727,437)		1,704,727,437
Liabilities in Excess of Other Assets — (2.2)%		(36,539,140)

Net Assets — 100.0%		$1,668,188,297

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Schedule of Investments (unaudited) (continued) January 31, 2018	Ready Assets Government Liquidity Fund

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received, at value
BNP Paribas Securities Corp.	1.33%		01/31/18	02/01/18	$74,000	$74,000	$74,002,734	U.S. Treasury Obligations, 0.00% to 7.13%, due 1/31/19 to 2/15/45	$80,917,841	$75,480,013
BNP Paribas Securities Corp.	1.34	%(a)	01/11/18	02/07/18	7,575	7,575	7,582,613	U.S. Treasury Obligations, 0.00% to 5.50%, due 2/01/18 to 11/15/44	11,838,344	7,726,500

Total BNP Paribas Securities Corp.						$81,575				$83,206,513

Goldman Sachs & Co.	1.43%		01/31/18	02/07/18	30,500	30,500	30,508,481	U.S. Government Sponsored Agency Obligations, 3.00% to 6.00%, due 10/20/28 to 11/15/47	53,143,521	31,110,000
HSBC Securities (USA), Inc.	1.30%		01/30/18	02/06/18	9,500	9,500	9,502,401	U.S. Treasury Obligation, 0.13%, due 4/15/21	9,390,000	9,692,037
HSBC Securities (USA), Inc.	1.32%		01/31/18	02/07/18	17,500	17,500	17,504,492	U.S. Treasury Obligation, 0.13%, due 4/15/21	17,295,000	17,851,307

Total HSBC Securities (USA), Inc.						$27,000				$27,543,344

J.P. Morgan Securities LLC	1.75	%(a)	01/31/18	03/07/18	44,000	44,000	44,074,861	U.S. Government Sponsored Agency Obligations, 4.00% to 4.50%, due 4/20/47 to 9/20/47	47,584,062	44,883,634
J.P. Morgan Securities LLC	1.37%		01/31/18	02/01/18	100,000	100,000	100,003,806	U.S. Treasury Obligation, 1.44%, due 1/31/20	102,010,000	102,002,856

Total J.P. Morgan Securities LLC						$144,000				$146,886,490

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35%		01/31/18	02/01/18	5,000	5,000	5,000,188	U.S. Treasury Obligation, 2.50%, due 1/31/25	5,150,800	5,100,097
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.36%		01/31/18	02/01/18	100,000	100,000	100,003,778	U.S. Government Sponsored Agency Obligations, 3.00% to 3.50%, due 1/01/46 to 8/01/46	117,894,903	103,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.43%		01/31/18	02/07/18	9,000	9,000	9,002,503	U.S. Government Sponsored Agency Obligation, 3.00%, due 11/01/46	10,125,760	9,270,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$114,000				$117,370,097

Mizuho Securities USA, Inc.	1.37%		01/31/18	02/01/18	39,000	39,000	39,001,484	U.S. Government Sponsored Agency Obligation, 4.00%, due 10/20/47	38,580,715	39,780,000
TD Securities (USA) LLC	1.33%		01/31/18	02/01/18	80,000	80,000	80,002,956	U.S. Treasury Obligation, 1.88%, due 9/30/22	83,324,500	81,600,066

2

Schedule of Investments (unaudited) (continued) January 31, 2018	Ready Assets Government Liquidity Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received, at value
TD Securities (USA) LLC	1.35%	01/31/18	02/01/18	$25,000	$25,000	$25,000,938	U.S. Treasury Obligation and U.S. Government Sponsored Agency Obligations, 0.63% to 3.13%, due 6/22/20 to 4/17/28	$24,905,000	$25,500,278

Total TD Securities (USA) LLC					$105,000				$107,100,344

Wells Fargo Securities LLC	1.33%	01/26/18	02/02/18	13,000	$13,000	13,003,362	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 11/01/32 to 11/01/47	13,036,690	13,390,000

Total					$554,075				$566,386,788

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$1,704,727,437	$—	$1,704,727,437

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Government Liquidity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Government Liquidity Fund

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Government Liquidity Fund

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Government Liquidity Fund

Date: March 21, 2018